Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 70,116,768	$ 68,972,606
Less: Accumulated depreciation	(45,941,523)	(42,655,648)
Property, plant and equipment, net	24,175,245	26,316,958
Leasehold Improvements and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,007,390	32,953,940
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,542,918	28,072,532
Moulds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	784,691	617,380
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,536,897	1,527,750
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,648,018	4,541,432
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,596,854	$ 1,259,572